Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,579	$ 3,637
Loans to customers	100	81
Interest receivables	83	67
Other receivables	798	702
Current trade and other receivable	5,561	4,487
Of Which: Neither Impaired Nor Past Due on the Reporting Date [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,375	3,418
Loans to customers	84	78
Interest receivables	83	67
Other receivables	768	684
Current trade and other receivable	5,310	4,247
Of Which Not Impaired as of the Reporting Date and Past [member] | Less Than 30 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	137	151
Loans to customers	15	1
Other receivables	8	11
Current trade and other receivable	160	162
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 30 and 59 Day [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	31	41
Loans to customers	1	1
Other receivables	11	4
Current trade and other receivable	43	46
Of Which Not Impaired as of the Reporting Date and Past [member] | Between 60 and 89 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	29	24
Loans to customers	0	1
Other receivables	11	3
Current trade and other receivable	40	28
Of Which Not Impaired as of the Reporting Date and Past [member] | More Than 90 Days [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	7	4
Other receivables	1	0
Current trade and other receivable	$ 8	$ 4